Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified					12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011 Building [Member] Year	Dec. 31, 2011 Machinery and equipment [Member] Year	Dec. 31, 2011 Furniture, fixtures and other [Member] Year
Property, Plant and Equipment [Line Items]
USEFUL LIVES (YEARS), MINIMUM					33.33	8.00	3.00
USEFUL LIVES (YEARS), MAXIMUM					50.0	20.0	12.5
Land	$ 747		$ 791
Buildings	12,804		13,200
Machinery and equipment	11,541		11,744
Furniture, fixtures and other	4,291		4,643
Construction in progress	1,139		999
Total property, plant and equipment before accumulated depreciation	30,522		31,377
Less: Accumulated depreciation	13,584		12,732
Total property, plant and equipment	$ 16,938	[1]	$ 18,645	[1]

[1]	The decrease in total property, plant and equipment is primarily due to depreciation, disposals and impairments, partially offset by capital additions, the impact of foreign exchange and the acquisition of King (see Note 2B. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Acquisition of King Pharmaceuticals, Inc.).